Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

NOTE 14—Commitments and Contingencies

Income Tax Litigation

        The Company is currently engaged in litigation with the IRS with regard to certain federal income tax issues; see Note 9 for a more complete explanation.

Environmental Matters

        The Company is subject to a wide variety of laws and regulations concerning the protection of the environment, both with respect to the construction and operation of its plants, mines and other facilities and with respect to remediating environmental conditions that may exist at its own and other properties.

        The Company believes that it is in substantial compliance with federal, state and local environmental laws and regulations. The Company accrues for environmental expenses resulting from existing conditions that relate to past operations when the costs are probable and can be reasonably estimated.

Walter Coke, Inc.

        Walter Coke entered into a decree order in 1989 relative to a Resource Conservation Recovery Act ("RCRA") compliance program mandated by the Environmental Protection Agency ("EPA"). A RCRA Facility Investigation ("RFI") Work Plan was prepared which proposed investigative tasks to assess the presence of contamination at the Walter Coke facility. A work plan was approved in 1994 and the Phase I investigations were conducted and completed between 1995 and 1999. Phase II investigations for the Chemical Plant/Coke Plant and Biological Treatment Facility and Sewers/Land Disposal Areas at the Walter Coke facility were performed in 2000 and 2001 and are complete. At the end of 2004, the EPA re-directed Walter Coke's RFI efforts toward completion of the Environmental Indicator ("EI") determinations for the Current Human Exposures. This EI effort was completed to assist the EPA in meeting goals set by the Government Performance Results Act ("GPRA") for RCRA by 2005. Walter Coke implemented the approved EI sampling plan in April 2005. The EPA approved and finalized the EI determinations for Walter Coke's Birmingham facility in September 2005. In an effort to refocus the RFI, the EPA approved technical comments on the Phase II RFI report and the report submitted as part of the EI effort. A Phase III work plan was submitted to the EPA during the first quarter of 2007. The EPA commented on the Phase III plan and Walter Coke responded. Subsequently, a meeting was held with the EPA during the third quarter of 2007 with the objective of finalization of the Phase III plan. Phase III sampling reports were submitted in March 2009 and June 2009. Beyond the scope of the Phase III activity performed in 2007 through 2009, additional requests by EPA expanded the scope of the project which required additional sampling and testing. In January 2008, as a follow-up to the EI determination, the EPA requested that Walter Coke perform additional soil sampling and testing in the neighborhoods surrounding its facility. Subsequent to EPA's initial request and presentation of a residential sampling plan to EPA by Walter Coke, the plan was finalized and community involvement initiated, with sampling and testing commencing in July 2009. The results of this sampling and testing were submitted to the EPA for review in December 2009. In conjunction with the plan, Walter Coke agreed to remediate portions of 23 properties based on the 2009 sampling and that process was started in July, 2011. As of December 31, 2011, Walter Coke had completed soil removal action at portions of 16 residential properties for which access agreements were obtained. In December 2011, the EPA notified Walter Coke in the form of a General Notice Letter that it proposed that the offsite remediation project be classified and managed as a Superfund site under CERCLA, allowing other Potentially Responsible Parties (PRP's) to be brought in.

        The Company has incurred costs to investigate the presence of contamination at the Walter Coke facility and to define remediation actions to address this environmental liability in accordance with the agreements reached with the EPA under the RFI and the residential soil sampling conducted by Walter Coke in the neighborhoods surrounding its facility. At December 31, 2011, the Company has an amount accrued that is probable and can be reasonably estimated for the costs to be incurred to identify and define remediation actions, as well as to perform certain remedial tasks which can be quantified, in accordance with the agreements reached and proposals that continue to be coordinated with the EPA to date. The amount of this accrual is not material to the financial statements. While it is probable that the Company will incur additional future costs to remediate environmental liabilities at the Walter Coke facility, the amount of these costs cannot be reasonably estimated at this time. Because the RCRA and CERCLA compliance programs are in the study phase with negotiation of final orders ongoing, until these processes are complete the Company is unable to fully estimate the cost of remediation activities that will be required. Although no assurances can be given that the Company will not be required in the future to make material expenditures relating to the Walter Coke site or other sites, management does not believe at this time that the cleanup costs, if any, associated with these sites will have a material adverse effect on the financial condition of the Company, but such cleanup costs could be material to results of operations in a future reporting period.

        The Company and Walter Coke were named in a suit filed by Louise Moore on April 26, 2011 (Louise Moore v. Walter Energy, Inc. and Walter Coke, Inc., Case No. 2:11-CV-01391) in the federal District Court for the Northern District of Alabama. This is a putative civil class action alleging state law tort claims arising from the alleged presence on properties of substances, including arsenic, BaP, and other hazardous substances, allegedly as a result of current and/or historic operations in the area conducted by the companies and/or their predecessors. This action is still in the earliest stages of litigation. On June 6, 2011, the plaintiff filed an amended complaint eliminating Walter Energy as a defendant and amending the claims alleged against Walter Coke to relate to Walter Coke's alleged conduct for the period commencing after March 2, 1995. Based on initial evaluation, management believes that both procedural and substantive defenses are available to the Company and Walter Coke expects to vigorously defend this matter. No specific dollar value has been claimed in the suit's demand for monetary damages. On June 20, 2011, Walter Coke filed a Motion to Dismiss which, was heard on October 28, 2011. As of the date of filing this annual report on Form 10-K, a ruling has not been received.

Maple Coal Company

        Maple Coal Company ("Maple") was the subject of a compliance order issued against its water discharge permit in April, 2007 by the West Virginia Department of Environmental Protection ("WVDEP"). This order provided that Maple would have until April 5, 2010 to comply with certain water quality-based effluent limitations for selenium concentrations in discharges from its mining operations.

        Maple sought a permit modification to extend the selenium compliance date beyond April 5, 2010. That permit modification application was denied by the WVDEP. Maple appealed that denial to the West Virginia Environmental Quality Board ("EQB"), which issued a Stay of those limits, to be effective until it had issued a ruling. The Kanawha County (West Virginia) Circuit Court also issued Stay Orders, preventing the selenium effluent limits in Maple's National Pollutant Discharge Elimination System ("NPDES") permit from taking effect until the exhaustion of all appeals from the WVDEP denial and the conclusion of the WVDEP's civil enforcement action.

        The EQB ruled against Maple's appeal. Maple has filed an appeal of these rulings (consolidated into one case) with the Fayette County (West Virginia) Circuit Court. In connection with this administrative appeal, Maple has also obtained a Stay Order from the Fayette County Circuit Court, suspending the effective date of the selenium limits in its NPDES permit pending the outcome of that appeal. The parties to that appeal agreed to defer briefing, pending negotiation of a comprehensive settlement of all such issues (discussed below) and the Court entered an order suspending the briefing schedule.

        In a related action, in June, 2010 the WVDEP instituted a civil enforcement action against Maple seeking to enforce effluent limits for non-selenium parameters found in the Maple permit, asserting violations of various in-stream water quality standards, and alleging a violation of the April 5, 2007 selenium compliance order. Maple has entered into a comprehensive Consent Decree with the WVDEP with civil penalties of $229,350 resolving that case and the EQB case mentioned above.

        In a second related action, in January, 2011 three environmental interest groups filed a Clean Water Act citizen's suit against Maple, seeking more than $14 million in civil penalties for selenium violations since April, 2010 and injunctive relief in the form of mandatory treatment plant installations. The plaintiffs filed a Motion for Partial Summary Judgment on Jurisdiction and Liability, and Maple filed a Cross-Motion for Summary Judgment. On September 2, 2011, the Court issued a Memorandum Opinion and Order (the "Sept. 2 Order") granting, in part, and denying, in part, both motions. In partially granting Maple's motion, the Court held that the plaintiffs' members had not shown a sufficient connection to establish standing to bring a claim as to discharges from one of the outlet under the Maple NPDES Permit at issue. The Court upheld jurisdiction over claims based on discharges from one of the outlets, and found that the plaintiffs were entitled to summary judgment on liability as to past and continuing selenium discharges from that outlet. The plaintiffs filed a Motion to Amend Judgment, asking the Court to reverse its Sept. 2 Order as to their dismissed claims, that was denied by Order dated October 24, 2011. Maple, in turn, filed a motion seeking the right to file an interlocutory appeal of that part of the Court's Sept. 2 Order that denied its motion to dismiss based on the WVDEP's diligent enforcement against Maple, which the Court denied by Order dated December 19, 2011. Maple has filed a Motion for Summary Judgment on the basis of mootnes with the entering into a Consent Order with WVDEP. As of the date of filing this annual report on Form 10-K, a ruling has not been received. A trial on civil penalties for past violations and injunctive relief to address continuing violations at the remaining outlet is scheduled for May, 2012.

        In addition, these same plaintiffs served a second Notice of Intent to Sue under the Clean Water Act on September 23, 2011, alleging that Maple Coal is liable for having caused selenium water quality standard violations authorized under a different NPDES permit. Maple responded to that Notice on October 31, 2011, and plaintiffs have not filed a lawsuit or amended their existing suit addressing those threatened claims.

        At present the likelihood of an unfavorable outcome as to the federal court citizens' suit is neither remote nor probable and no opinion can be offered regarding the likelihood of the citizens suit plaintiffs succeeding in this action. As such, the Company has not made a provision for these claims in its consolidated financial statements. Regardless of the manner of their disposition, however, civil penalties, mandatory treatment facility costs, and other costs that may ultimately be incurred as a result of these proceedings could be material.

Jim Walter Resources

        In July, 2011, Jim Walter Resources, Inc. ("JWR") reported a slurry spill at its North River mine to the Alabama Department of Environmental Management ("ADEM") and the Alabama Surface Mining Commission ("ASMC"). As a result, a penalty of $145,200 was assessed and paid to ASMC in November, 2011. A penalty of $60,000 was assessed by ADEM in December, 2011. JWR has expended approximately $5.0 million in remediation costs which is substantially complete and is pursuing insurance claims.

Securities Class Actions and Shareholder Derivative Actions

        On January 26, 2012, a putative class action was filed against Walter Energy and some of its current and former senior executive officers in the U.S. District Court for the Northern District of Alabama (Rush v. Walter Energy, Inc., et al.). The three executive officers named in the complaint are: Keith Calder, Walter's former CEO; Walter Scheller, the Company's current CEO; and Neil Winkelmann, former President of Walter's Canadian and European Operations (collectively the "Individual Defendants"). The complaint was filed by Peter Rush, a purported shareholder of Walter Energy who seeks to represent a class of Walter shareholders who purchased the common stock of Walter between April 20, 2011 and September 21, 2011.

        The complaint alleges that Walter and the Individual Defendants made false and misleading statements regarding the Company's operations outlook for the second quarter of 2011. The complaint further alleges that the Company and the Individual Defendants knew that these statements were misleading and failed to disclose material facts that were necessary in order to make the statements not misleading. Plaintiff claims violations of Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, and Section 20(a) of the 1934 Act. The Court has not yet appointed lead plaintiff or lead plaintiff's counsel. Defendants have yet to be served with a complaint in this action. Walter Energy and the other named defendants believe that there is no merit to the claims alleged and intend to vigorously defend the action.

        On February 7, 2012, a shareholder derivative lawsuit was filed in the 10th Judicial Circuit of Alabama (Israni v. Clark et al.). On February 10, 2012 a second shareholder derivative suit was filed in the same court (Himmel v. Scheller et al.), and on February 16, 2010 a third derivative suit was filed (Walters v. Scheller et al.). All three complaints name as defendants the Company's current Board of Directors, Keith Calder and Neil Winkelmann. The Company is named as a nominal defendant in each complaint. The three complaints allege similar facts to those alleged in the Rush complaint. The complaints variously assert state law claims, for breaches of fiduciary duties for alleged failures to maintain internal controls and to properly manage the Company, unjust enrichment, waste of corporate assets, gross mismanagement and abuse of control. The three derivative actions seek, among other things, recovery for the company for damages that the company suffered as a result of alleged wrongful conduct.

        Walter Energy and the other named defendants believe that there is no merit to the claims alleged and intend to vigorously defend these actions.

        In November, 2009, Western Coal was named as a defendant in a statement of claim issued by a plaintiff who seeks leave of the Ontario Courts to proceed with a securities class action. This claim also named Western Coal's former President and director, John Hogg, and two of its non-executive directors, John Brodie and Robert Chase, as defendants.

        The plaintiff subsequently delivered an amended claim that added new allegations that seeks to have the amended claim certified as a class action separately from the proposed securities class action allegations. The new allegations focused on certain transactions the plaintiff claims were oppressive and unfair to the interests of shareholders. The amended claim included additional defendants of Western Coal's former Chairman, John Byrne, its remaining non-executive directors John Conlon and Charles Pitcher, Audley European Opportunities Master Fund Limited, Audley Capital Management Limited, and Audley Advisors LLP.

        The proposed securities claims allege that those persons who acquired or disposed of Western Coal shares between November 14, 2007 and December 10, 2007 should be entitled to recover $200 million for general damages and $20 million in punitive damages. The plaintiff alleges that Western Coal's consolidated financial statements for the second quarter of fiscal 2008 and the accompanying news release issued on November 14, 2007 misrepresented Western Coal's financial condition and that Western Coal failed to make full, plain and true disclosure of all material facts and changes.

        The plaintiff's oppression claims are advanced in respect of security holders in the period between April 26, 2007 and July 13, 2009. The claims are that the defendants caused Western Coal to enter into transactions that had a dilutive effect on the interests of shareholders. The damages associated with these alleged dilutive effects have not been developed or quantified.

        The plaintiff's motions to proceed with securities claims and also to certify the securities and oppression claims as class actions were rescheduled to allow the plaintiff additional time to answer the Company's position. This has now been done. The hearing dates are set for June 2012.

        Western Coal and the other named defendants continue to, and will vigorously defend the allegations. They maintain that there is no merit to the claims and that the damages are without foundation and excessive. Accordingly, the Company has made no provision for the claims in its financial statements.

Miscellaneous Litigation

        The Company and its subsidiaries are parties to a number of other lawsuits arising in the ordinary course of their businesses. The Company records costs relating to these matters when a loss is probable and the amount can be reasonably estimated. The effect of the outcome of these matters on the Company's future results of operations cannot be predicted with certainty as any such effect depends on future results of operations and the amount and timing of the resolution of such matters. While the results of litigation cannot be predicted with certainty, the Company believes that the final outcome of such other litigation will not have a material adverse effect on the Company's consolidated financial statements.

Commitments and Contingencies—Other

        In the opinion of management, accruals associated with contingencies incurred in the normal course of business are sufficient. Resolution of existing known contingencies is not expected to significantly affect the Company's financial position and results of operations.

Undistributed Foreign Earnings

        The Company has not provided U.S. income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2011 because it intends to indefinitely reinvest such earnings outside the U.S. If this intent changes, additional income tax expense would likely be recorded due to the differential in tax rates between the U.S. and the international jurisdictions. If these foreign earnings were to be repatriated in the future, the related U.S. tax liability on such repatriation may be partially reduced by any foreign income taxes previously paid on these earnings. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable.

Ridley Terminal Services Agreement

        In connection with the acquisition of Western Coal, the Company assumed a terminal services agreement (the "Agreement") with Ridley Terminals Inc. located in British Columbia. The Agreement contains minimum throughput obligations each calendar year through December 31, 2020. If the Company does not meet its minimum throughput obligation, the Company shall pay Ridley Terminals a contractually specified amount per metric ton for the difference between the actual throughput and the minimum throughput requirement. The Company expects to meet future minimum throughput requirements and as such no liability has been established at December 31, 2011.

Lease Obligations

        The Company's leases are primarily for mining equipment, automobiles and office space. The total cost of assets under capital leases was $118.8 million and $9.4 million at December 31, 2011 and 2010, respectively. Accumulated amortization on assets under capital leases was $16.8 million and $4.2 million at December 31, 2011 and 2010, respectively. Amortization expense for capital leases is included in depreciation and depletion expense. Rent expense was $21.0 million, $13.7 million, and $10.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Future minimum payments under non-cancellable capitalized and operating leases obligations as of December 31, 2011 are as follows (in thousands):

	Capitalized Leases	Operating Leases
2012	$29,843	$22,435
2013	20,948	16,310
2014	17,273	13,471
2015	5,980	7,327
2016	61	4,869
Thereafter	—	2,936

Total	74,105	$67,348

Less: amount representing interest and other executory costs	(6,002)

Present value of minimum lease payments	$68,103

        A substantial amount of the coal we mine is produced from mineral reserves leased from third-party land owners. These leases convey mining rights to the coal producer in exchange for royalties to be paid to the lessor either as a fixed amount per ton or as a percentage of the sales price. Although coal leases have varying renewal term and conditions, they generally last for the economic life of the reserves. Coal royalty expense was $111.5 million, $88.8 million and $41.6 million for the years ended December 31, 2011, 2010 and 2009 respectively.